Fair Value Measurements - Change in the fair value of the derivative warrant liabilities measured with Level 3 inputs (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Transfer of Public warrant to Level 1	$ 0	$ 0
Significant Other Unobservable Inputs (Level 3)
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Derivative warrant liabilities at Beginning	$ 7,578,670	0
Issuance of Public and Private Warrants		11,207,500
Transfer of Public warrant to Level 1		(6,957,500)
Change in fair value of derivative warrant liabilities		3,328,670
Derivative warrant liabilities at ending		$ 7,578,670